                                                 Miller Anderson & Sherrerd, LLP

       [MSDW LOGO]

                                                       2000 Annual Report

                                                      Advisory Portfolios

                                                               [MAS LOGO]

We are pleased to present the Annual Report for the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios of MAS Funds as of September 30, 2000.

TABLE OF CONTENTS

MAS Overview and Statement of Net Assets
   Advisory Foreign Fixed Income
      Portfolio.............................    1
   Advisory Foreign Fixed Income II
      Portfolio.............................    3
   Advisory Mortgage Portfolio..............    5

Statement of Operations.....................   16
Statement of Changes in Net Assets..........   17
Financial Highlights........................   18
Notes to Financial Statements...............   21
Independent Auditors' Report................   27

THIS ANNUAL REPORT CONTAINS CERTAIN INVESTMENT RETURN INFORMATION. PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH EITHER MORE OR LESS THAN THEIR ORIGINAL COST.

THIS REPORT HAS BEEN PREPARED FOR SHAREHOLDERS AND MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED INCOME PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Foreign Fixed Income Portfolio as a vehicle for opportunistic foreign bond investments in the portfolios of its private advisory clients. By using the Portfolio instead of holding foreign fixed-income securities directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the foreign position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual securities, some of which are subject to withholding taxes, fees, or other special treatment; and
(4) economies of scale in custodial fees associated with holding foreign securities.

All securities in the Portfolio have a credit quality rating of B or better, and derivatives may be used to represent country investments or otherwise pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's (MAS) global fixed-income team, which makes strategic decisions about non-U.S. bond exposures for client portfolios.

The Portfolio seeks to buy those foreign securities that will outperform U.S. securities with the same duration. Interest-rate risk is not explicitly managed in the Portfolio. Overall interest-rate risk is instead managed at the level of the client's entire portfolio, of which the Advisory Foreign Fixed Income Portfolio is only a part. If long-maturity foreign securities are more attractive than long-maturity U.S. securities, the Portfolio will tend to have a long maturity. Conversely, the Portfolio will tend to have a short maturity if the best foreign values, relative to U.S. alternatives, are concentrated in the front end of the yield curve.

Investments in the Portfolio reflect careful comparisons of relative interest rates, credit quality, yield curve slopes, and currency values. Historically, it has been attractive to invest in those countries that offer higher real interest rates than those available in other countries. In selecting investments, however, MAS separates the currency decision from the country decision and the Portfolio will hedge exposures to those foreign currencies that are judged to be overvalued and likely to depreciate.

During the past fiscal year, the Portfolio was invested in short-duration continental European government bonds hedged back to U.S. dollars. These securities had a similar return to comparable-duration U.S. government bonds.

The Advisory Foreign Fixed Income Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                                    [GRAPH]

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/00*

                                  MAS ADVISORY    SALOMON BROAD
                                    FOREIGN        INVESTMENT
                                  FIXED INCOME     GRADE INDEX
---------------------------------------------------------------
One Year                              5.86%           6.91%
Five Years                            9.78%           6.47%
Since Inception                      10.20%           7.79%

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Foreign Fixed Income Portfolio commenced operations on 10/7/94. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index. Effective September 21, 2000, the credit quality limitation was changed to allow the Portfolio to invest in fixed income securities of government and corporate issuers primarily in countries other than the U.S., including both investment grade securities and high yield securities rated B or higher at the time of purchase.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (50.4%)

-----------------------------------------------------------
                           !!RATINGS         FACE
                           (STANDARD       AMOUNT     VALUE
SEPTEMBER 30, 2000         & POOR'S)        (000)    (000)!
-----------------------------------------------------------
DANISH KRONE (3.4%)
Kingdom of Denmark
   6.00%, 11/15/02              Agy     DKK 2,595   $   309
===========================================================
EURO (47.0%)
Deutsche Pfandbriefe &
  Hypothekenbank AG
   5.63%, 2/7/03                Agy      EUR  441       392
Government of France
  O.A.T.
   8.50%, 4/25/03               Agy         1,646     1,568
Netherlands Government
   6.50%, 4/15/03               Agy           394       358
Spanish Government
   5.25%, 1/31/03               Agy           298       263
Treuhandanstalt
   7.38%, 12/2/02               Agy         1,811     1,672
===========================================================
GROUP TOTAL                                           4,253
===========================================================
TOTAL FIXED INCOME SECURITIES (Cost $5,754)           4,562
===========================================================
CASH EQUIVALENTS (42.9%)
===========================================================
DISCOUNT NOTES (41.9%)
Federal Home Loan Mortgage
  Corporation
   6.41%, 10/31/00                     $    1,000       995
   6.42%, 10/31/00                          1,500     1,499
Federal National Mortgage
  Association
   6.44%, 10/12/00                          1,300     1,298
===========================================================
GROUP TOTAL                                           3,792
===========================================================
REPURCHASE AGREEMENT (1.0%)
Chase Securities, Inc. 6.40%, dated
  9/29/00, due 10/2/00, to be
  repurchased at $86, collateralized
  by various U.S. Government
  Obligations, due 11/2/00-3/29/01,
  valued at $87                                86        86
===========================================================
TOTAL CASH EQUIVALENTS (Cost $3,878)                  3,878
===========================================================
TOTAL INVESTMENTS (93.3%) (Cost $9,632)               8,440
===========================================================


                                                      VALUE
                                                     (000)!
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (6.7%)
Cash                                                $     1
Foreign Currency (Cost $1)                                1
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $68)                                   68
Interest Receivable                                     201
Receivable from Investment Adviser                       19
Receivable for Variation Margin on Futures
  Contracts                                              25
Unrealized Gain on Forward Foreign Currency
  Contracts                                             326
Other Assets                                             19
Payable for Administrative Fees                          (1)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (18)
Other Liabilities                                       (29)
                                                    -------
                                                        612
===========================================================
NET ASSETS (100%)                                   $ 9,052
===========================================================
INSTITUTIONAL CLASS
===========================================================
NET ASSETS
Applicable to 2,443,137 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                     $ 9,052
===========================================================
NET ASSET VALUE PER SHARE                           $  3.71
===========================================================
NET ASSETS CONSIST OF:
Paid in Capital                                     $ 8,905
Undistributed Net Investment Income (Loss)              997
Unrealized Appreciation (Depreciation) on:
  Investment Securities                              (1,192)
  Foreign Currency Transactions                         317
  Futures                                                25
===========================================================
NET ASSETS                                          $ 9,052
===========================================================

!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Foreign Fixed Income II Portfolio as a vehicle for opportunistic foreign bond investments in the portfolios of its private advisory clients. By using the Portfolio instead of holding foreign fixed-income securities directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the foreign position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual securities, some of which are subject to withholding taxes, fees, or other special treatment; and
(4) economies of scale in custodial fees associated with holding foreign securities.

All securities in the Portfolio have a credit quality rating of BBB or better, and derivatives may be used to represent country investments or otherwise pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's (MAS) global fixed-income team, which makes strategic decisions about non-U.S. bond exposures for client portfolios.

The Portfolio seeks to buy those foreign securities that will outperform U.S. securities with the same duration. Interest-rate risk is not explicitly managed in the Portfolio. Overall interest-rate risk is instead managed at the level of the client's entire portfolio, of which the Advisory Foreign Fixed Income Portfolio is only a part. If long-maturity foreign securities are more attractive than long-maturity U.S. securities, the Portfolio will tend to have a long maturity. Conversely, the Portfolio will tend to have a short maturity if the best foreign values, relative to U.S. alternatives, are concentrated in the front end of the yield curve.

Investments in the Portfolio reflect careful comparisons of relative interest rates, credit quality, yield curve slopes, and currency values. Historically, it has been attractive to invest in those countries that offer higher real interest rates than those available in other countries. In selecting investments, however, MAS separates the currency decision from the country decision and the Portfolio will hedge exposures to those foreign currencies that are judged to be overvalued and likely to depreciate.

Since its inception on 6/20/2000, the Portfolio has been invested in short-duration continental European government bonds hedged back to U.S. dollars. These securities had a similar return to comparable-duration U.S. government bonds.

The Advisory Foreign Fixed Income II Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                                    [GRAPH]

                     AGGREGATE TOTAL RETURNS ENDED 9/30/00*

                                  MAS ADVISORY     SALOMON BROAD
                                  FOREIGN FIXED     INVESTMENT
                                    INCOME II       GRADE INDEX
----------------------------------------------------------------
Since Inception                       1.80%            3.34%

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost. Foreign investments are subject to certain risks such as currency fluctuations, economic instability, and political developments.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Foreign Fixed Income II Portfolio commenced operations on 6/20/00. Total returns are compared to the Salomon Broad Investment Grade Index, an unmanaged market index and are not annualized.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY FOREIGN FIXED
INCOME II PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (39.6%)

-----------------------------------------------------------
                             !!RATINGS       FACE
                             (STANDARD     AMOUNT     VALUE
SEPTEMBER 30, 2000           & POOR'S)      (000)    (000)!
-----------------------------------------------------------
DANISH KRONE (2.7%)
Kingdom of Denmark
   6.00%, 11/15/02                Agy     DKK 405   $    48
===========================================================
EURO (36.9%)
Deutsche Pfandbriefe &
  Hypothekenbank AG
   5.63%, 2/7/03                  Agy     EUR  70        62
Government of France O.A.T.
   8.50%, 4/25/03                 Agy         260       247
Netherlands Government
   6.50%, 4/15/03                 Agy          60        55
Spanish Government
   5.25%, 1/31/03                 Agy          45        40
Treuhandanstalt
   7.38%, 12/2/02                 Agy         285       263
===========================================================
GROUP TOTAL                                             667
===========================================================
TOTAL FIXED INCOME SECURITIES (Cost $776)               715
===========================================================
CASH EQUIVALENTS (55.6%)
===========================================================
DISCOUNT NOTES (51.6%)
Federal Home Loan Bank
  6.44%, 10/20/00                        $    300       299
Federal Home Loan Mortgage Corporation
  6.43%, 11/2/00                              335       333
Federal National Mortgage Association
  6.44%, 10/26/00                             300       299
-----------------------------------------------------------
GROUP TOTAL                                             931
-----------------------------------------------------------
REPURCHASE AGREEMENT (4.0%)
Chase Securities, Inc. 6.40%, dated
  9/29/00, due 10/2/00, to be
  repurchased at $73, collateralized
  by various U.S. Government
  Obligations, due 11/2/00-3/29/01,
  valued at $74                                73        73
===========================================================
TOTAL CASH EQUIVALENTS (Cost $1,004)                  1,004
===========================================================
TOTAL INVESTMENTS (95.2%) (Cost $1,780)               1,719
===========================================================


                                                      VALUE
                                                     (000)!
-----------------------------------------------------------
-----------------------------------------------------------
OTHER ASSETS AND LIABILITIES (4.8%)
Cash                                                $     1
Foreign Currency Held as Collateral on Futures
  Contracts (Cost $8)                                     8
Interest Receivable                                      32
Receivable from Investment Adviser                       12
Receivable for Variation Margin on Futures
  Contracts                                               4
Unrealized Gain on Forward Foreign Currency
  Contracts                                              43
Other Liabilities                                       (13)
                                                    -------
                                                         87
===========================================================
NET ASSETS (100%)                                   $ 1,806
===========================================================
INSTITUTIONAL CLASS
===========================================================
NET ASSETS
Applicable to 177,375 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                     $ 1,806
===========================================================
NET ASSET VALUE PER SHARE                           $ 10.18
===========================================================
NET ASSETS CONSIST OF:
Paid in Capital                                     $ 1,776
Undistributed Net Investment Income (Loss)               46
Unrealized Appreciation (Depreciation) on:
  Investment Securities                                 (61)
  Foreign Currency Transactions                          41
  Futures                                                 4
===========================================================
NET ASSETS                                          $ 1,806
===========================================================

!    See Note A1 to Financial Statements.
!!   Ratings are unaudited.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                              PORTFOLIO OVERVIEW
--------------------------------------------------------------------------------

ADVISORY MORTGAGE PORTFOLIO

Morgan Stanley Dean Witter Investment Management uses the Advisory Mortgage Portfolio as a vehicle for mortgage investing in the portfolios of its private advisory clients. By using the Portfolio instead of holding mortgages directly, these clients may be able to benefit from some or all of the following: (1) better diversification through ownership of a smaller share of a larger number of holdings; (2) potentially enhanced performance resulting from the ability to manage the mortgage position on a broader scale; (3) simplification of accounting as clients need only account for mutual fund shares as opposed to individual mortgage securities, some of which have unusual payment characteristics; and (4) economies of scale in custodial fees associated with the frequent paydowns of mortgage securities.

The Portfolio invests in a full range of mortgage securities, collateralized mortgage obligations (CMOs), asset-backed securities, U.S. Government and other fixed-income securities. Derivatives may be used to pursue portfolio strategy. The Portfolio is actively managed by Miller Anderson & Sherrerd's (MAS) fixed-income team, which makes strategic decisions about its structure and composition. The team seeks to achieve above-market returns by purchasing attractively-priced securities and by carefully managing the amount of prepayment risk, or call risk, within the Portfolio. Most mortgages contain an option to prepay the principal amount prior to maturity. These securities have higher yields as a result, and MAS calculates whether the additional yield is sufficient to compensate for the prepayment risk. The sensitivity of the Portfolio to mortgage prepayments is increased when yields, adjusted for probable prepayments, are attractive.

At the beginning of fiscal 2000, the Portfolio's prepayment sensitivity was approximately equal to that of its benchmark, the Lehman Mortgage Index. As spreads on fixed-rate current-coupon mortgages tightened towards the end of the first fiscal quarter, the Portfolio's position in these securities was decreased. However, in the second fiscal quarter, all non-Treasury securities' spreads widened significantly, as a renewed appetite for liquidity moved investors away from mortgages and corporate bonds. Concurrently, interest rates were at levels that did not precipitate increased prepayment risk. Therefore, the Portfolio responded by re-establishing a position in fixed-rate current-coupon mortgages to capture the wide spreads and low prepayment risk available in the market. Since that time, spreads slowly decreased, causing the Portfolio to incrementally lower its exposure to spreads. At fiscal year-end, the Portfolio had a sensitivity to prepayment risk approximately equal to that of its benchmark.

The Advisory Mortgage Portfolio is managed as a component of a diversified portfolio and investment results from the Portfolio should not be analyzed on a stand-alone basis. Results are presented in this report to comply with the Securities and Exchange Commission requirements for shareholder reporting.

The Portfolio is only available to private advisory clients of Morgan Stanley Dean Witter Investment Management.

                                    [GRAPH]

                  AVERAGE ANNUAL TOTAL RETURNS ENDED 9/30/00*

                               MAS ADVISORY    LEHMAN MORTGAGE
                                 MORTGAGE           INDEX
--------------------------------------------------------------
One Year                          6.76%             7.42%
Five Years                        6.80%             6.80%
Since Inception                   7.35%             7.41%

Total returns are net of all fees. Total returns represent past performance and are not indicative of future results.

The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth either more or less than their original cost.

Total returns for the Portfolio reflect expenses waived and/or reimbursed by the Adviser for certain periods. Without such waivers and/or reimbursements, total returns would have been lower.

* The Advisory Mortgage Portfolio commenced operations on 4/12/95. Total returns are compared to the Lehman Mortgage Index, an unmanaged market index.

--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

STATEMENT OF NET ASSETS
FIXED INCOME SECURITIES (128.5%)

------------------------------------------------------------
                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
SEPTEMBER 30, 2000       & POOR'S)        (000)       (000)!
------------------------------------------------------------
AGENCY FIXED RATE MORTGAGES (99.3%)
Federal Home Loan
  Mortgage Corporation,
  Conventional Pools:
   6.75%, 12/1/05             Agy    $       38  $        37
   8.00%, 3/1/07-9/1/08       Agy           538          547
   8.25%,
     10/1/06-7/1/08           Agy           606          617
   8.75%, 4/1/08              Agy           103          107
   9.00%,
     10/1/16-4/1/21           Agy         6,288        6,573
   9.50%,
     11/1/16-12/1/22          Agy        23,117       24,485
   10.00%,
     1/1/09-4/1/25            Agy        23,693       25,391
   10.25%,
     1/1/09-9/1/16            Agy            95          101
   10.50%,
     7/1/09-3/1/27            Agy        11,936       12,948
   11.00%,
     2/1/11-9/1/20            Agy         7,961        8,717
   11.25%,
     6/1/10-12/1/15           Agy            42           45
   11.50%,
     1/1/07-6/1/20            Agy         3,686        4,111
   11.75%,
     3/1/11-4/1/15            Agy           336          373
   12.00%,
     10/1/09-7/1/20           Agy         6,510        7,213
   12.50%,
     10/1/09-7/1/19           Agy           451          502
   13.00%,
     9/1/10-11/1/13           Agy            33           37
   13.50%,
     12/1/09-2/1/10           Agy            51           57
  Gold Pools:
   6.00%, 3/1/30              Agy       135,299      126,480
   10.00%,
     9/1/17-2/1/18            Agy         5,082        5,434
   10.50%,
     5/1/16-3/1/27            Agy         1,080        1,170
  October TBA:
   6.00%, 10/1/29             Agy       607,350      567,648
   6.50%, 10/1/30             Agy       318,000      305,394
   7.50%, 10/1/30             Agy       389,800      389,332
   8.00%, 10/1/30             Agy       233,300      236,604
   8.50%, 10/1/30             Agy       282,000      289,166
Federal National
  Mortgage Association,
  Conventional Pools:
   7.00%, 3/1/11              Agy         2,032        2,024
   7.50%, 6/1/24-8/1/24       Agy         1,573        1,578
   8.00%,
     10/1/07-12/1/16          Agy            77           79
   8.50%, 4/1/09              Agy           352          362
   9.00%,
     6/1/18-12/1/21           Agy        14,531       15,216
   9.50%, 7/1/16-5/1/28       Agy        30,031       31,839
   10.00%,
     3/1/06-4/1/27            Agy        56,753       60,972
   10.50%,
     9/1/05-2/1/28            Agy        16,041       17,483
   10.75%,
     11/1/07-6/1/13           Agy            80           88
   11.00%,
     5/1/11-11/1/20           Agy         4,652        5,140
   11.25%,
     1/1/11-1/1/16            Agy           229          253
   11.50%,
     2/1/11-9/1/25            Agy         2,804        3,138
   12.00%,
     9/1/10-5/1/20            Agy         4,133        4,664
   12.50%,
     9/1/09-9/1/15            Agy         3,016        3,449
   12.75%, 7/1/14             Agy             6            7
   14.00%, 9/1/11             Agy            31           35
   14.50%, 1/1/13             Agy            37           42
October TBA
   6.00%, 10/1/29             Agy     1,140,100    1,064,796
   6.50%, 10/1/29             Agy       338,000      324,338

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
   7.00%, 10/1/30             Agy    $   59,300  $    58,071
   7.50%, 10/1/30             Agy       331,650      330,837
   8.00%, 10/1/30             Agy        72,900       73,834
   8.50%, 10/1/30             Agy       274,125      280,476
Government National Mortgage
  Association:
  Adjustable Rate Mortgages:
   6.00%,
     7/20/27-9/20/27          Tsy        57,219       57,585
   6.125%, 12/20/25           Tsy         9,027        9,071
   6.375%,
     2/20/25-3/20/25          Tsy         5,721        5,760
   6.50%,
     10/20/27-1/20/28         Tsy       126,735      127,268
   6.875%,
     1/20/25-6/20/26          Tsy        86,424       86,906
   7.00%,
     2/20/25-11/20/25         Tsy       150,987      151,880
   7.125%, 7/20/25            Tsy        11,274       11,369
   7.375%,
     6/20/25-6/20/26          Tsy        15,973       16,065
   7.50%, 1/20/25             Tsy        14,763       14,863
   10.50%,
     8/20/16-12/20/16         Tsy           106          113
   11.00%, 11/20/19           Tsy            92          100
   11.50%, 10/20/15           Tsy            35           38
  Various Pools:
   6.00%, 2/20/27             Tsy         7,440        7,471
   6.50%, 2/20/28             Tsy           558          560
   6.625%, 9/20/27            Tsy        16,418       16,534
   6.875%, 4/20/25            Tsy           864          869
   7.00%,
     9/15/23-3/15/30          Tsy       315,090      310,050
   7.50%, 6/15/29             Tsy           307          302
   8.50%,
     7/15/08-3/15/20          Tsy        16,317       16,916
   9.00%,
     10/15/17-11/15/24        Tsy        90,539       95,323
   9.50%,
     7/15/09-9/15/28          Tsy       191,425      203,831
   10.00%,
     10/15/09-10/15/28        Tsy       263,604      283,855
   10.50%,
     3/15/01-4/15/25          Tsy        53,571       58,506
   11.00%,
     12/15/09-1/15/29         Tsy        70,546       78,052
   11.50%,
     12/15/09-11/15/19        Tsy         3,531        3,935
   12.00%,
     11/15/12-5/15/16         Tsy         6,649        7,530
   12.50%,
     5/15/10-7/15/15          Tsy           396          453
   13.00%,
     1/15/11-11/15/13         Tsy           218          249
   13.50%,
     5/15/10-9/15/14          Tsy           138          158
  October TBA
   7.00%, 10/15/29            Tsy     1,130,750    1,113,427
============================================================
GROUP TOTAL                                        6,970,849

============================================================
ASSET BACKED CORPORATES (20.1%)
Advanta Mortgage Loan
  Trust,
  Series 99-3 A1
   6.81%, 5/25/14             AAA        22,549       22,415
AFG Receivables Trust,
  Series 97-A A
   6.35%, 10/15/02            AAA            43           43

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
Arcadia Automobile
  Receivables Trust,
  Series:
  97-C A4
   6.375%, 1/15/03            AAA    $   26,160  $    26,103
  97-D A3
   6.20%, 5/15/03             AAA        28,047       27,959
  98-A A3
   5.90%, 11/15/02            AAA         7,054        7,039
Banc One Home Equity
  Trust,
  Series 99-1 A1
   6.06%, 1/25/12             AAA           239          237
BankBoston Home Equity
  Loan Trust,
  Series 98-2 A1
   6.28%, 11/25/10            AAA         1,036        1,029
Block Mortgage Finance Co.,
  Series 99-1 A1
   5.94%, 9/15/13             AAA           297          294
BMW Vehicle Owner Trust,
  Series 99-A A2
   6.16%, 12/25/01            AAA        30,536       30,476
Boston Edison Co.,
  Series 99-1 A1
   5.99%, 3/15/03             AAA        19,628       19,545
Capital Auto
  Receivables Asset
  Trust,
  Series 99-1 A2
   5.58%, 6/15/02             AAA         1,803        1,794
Case Equipment Loan Trust,
  Series 98-B
   5.81%, 5/15/03             AAA           296          296
Caterpillar Financial
  Asset Trust,
  Series 99-A A2
   5.90%, 3/25/02             AAA        17,388       17,364
Centex Home Equity,
  Series:
  99-1 A1
   6.07%, 3/25/18             AAA           130          129
  99-2 A1
   5.91%, 4/25/19             AAA           566          561
Chevy Chase Auto
  Receivables Trust,
  Series 97-4 A
   6.25%, 6/15/04             AAA         6,077        6,052
CIT RV Trust,
  Series 99-A A1
   5.33%, 12/15/05            AAA           543          541
Conseco Finance,
  Series 99-H AF1
   6.45%, 11/15/29            AAA        50,356       50,174
Contimortgage Home Equity
  Loan Trust,
  Series 99-A A1
   6.01%, 12/25/13            AAA           678          673

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
CPS Auto Grantor Trust,
  Series:
  96-3 A
   6.30%, 8/15/02             AAA    $      403  $       402
  97-2 A
   6.65%, 10/15/02            AAA         2,011        2,008
Daimler Benz Auto
  Grantor Trust,
  Series 97-A A
   6.05%, 3/31/05             AAA         4,904        4,885
Daimler Benz Vehicle Trust,
  Series 98-A A3
   5.16%, 12/20/07            AAA        12,499       12,413
Delta Funding Home
  Equity Loan Trust,
  Series:
  98-4 A1F
   6.16%, 2/15/16             AAA         6,311        6,284
  99-1 A1F
   5.81%, 11/15/15            AAA        14,932       14,852
EQCC Home Equity Loan
  Trust,
  Series:
  99-1 A1F
   5.77%, 5/20/10             AAA        26,019       25,787
  99-2 A1F
   6.05%, 1/25/10             AAA        26,721       26,486
  99-3 A1F
   6.55%, 4/25/10             AAA        76,238       75,668
First Merchants Auto
  Receivables Corp.,
  Series:
  96-C A2
   6.15%, 7/15/01             AAA           175          174
  (+) 97-2 A1
   6.85%, 11/15/02            AAA           394          393
First Security Auto
  Grantor Trust,
  Series:
  97-B A
   6.10%, 4/15/03             AAA        10,152       10,109
  98-A A
   5.97%, 4/15/04             AAA        13,029       12,945
First Security Auto
  Owner Trust,
  Series 00-2 A2
   6.80%, 8/15/03             AAA        39,500       39,609
## First USA Credit
  Card Master Trust,
  Series 97-10 A
   6.71%, 9/17/03             AAA        74,825       74,838
Ford Credit Auto Owner
  Trust,
  Series:
  98-B A3
   5.85%, 10/15/01            AAA         5,086        5,078
  99-B A3
   5.47%, 9/15/01             AAA        22,159       22,122

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
(CONT'D)                 & POOR'S)        (000)       (000)!
------------------------------------------------------------
  99-C A3
   5.77%, 11/15/01            AAA    $   68,021  $    67,867
  99-C A4
   6.08%, 9/16/02             AAA        51,275       51,021
  99-D A3
   6.20%, 4/15/02             AAA        82,842       82,658
  00-E A3
   6.74%, 12/15/02            AAA        70,000       70,005
+ GE Capital Mortgage
  Services, Inc.,
  Series 99-HE3 A1
   6.87%, 9/25/08             Aaa        33,268       33,090
Green Tree Financial Corp.,
  Series:
  + 98-1 A2
   5.85%, 4/1/11              Aaa         2,237        2,235
  99-1 A1
   5.60%, 3/1/30              AAA         2,675        2,658
  99-1 A2
   5.43%, 3/1/30              AAA           632          630
  99-3 A2
   5.51%, 2/1/31              AAA           181          180
  99-5 A1
   6.27%, 4/1/31              AAA        19,178       19,097
Green Tree Home Equity
  Loan Trust,
  Series:
  98-A A2
   6.04%, 6/15/29             AAA            94           94
  99-A A1
   5.59%, 2/15/13             AAA         7,178        7,171
  99-C A1
   5.99%, 7/15/30             AAA        27,195       27,137
  99-D A1
   6.29%, 10/15/13            AAA         8,185        8,166
  99-E A1
   6.32%, 8/15/30             AAA        26,778       26,722
+ Green Tree Home Improvement
  Loan Trust,
  Series 98-E HIA1
   5.907%, 8/15/07            Aaa           123          123
Green Tree Lease
  Finance,
  Series 97-1 A3
   6.17%, 9/20/05             AAA           107          106
Greenpoint Manufactured
  Housing,
  Series:
  99-1 A1
   5.78%, 12/15/09            AAA        32,124       31,812
  99-3 I A1
   5.013%, 5/25/29            AAA        35,279       35,241
  99-5 A1
   6.75%, 4/25/01             AAA        11,711       11,647
Harley-Davidson Eaglemark
  Motorcycle Trust,
  Series:
  98-3 A1
   5.41%, 3/15/03             AAA         7,979        7,953

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
  99-1 A1
   5.25%, 7/15/03             AAA    $      656  $       653
  99-2 A1
   5.84%, 10/15/03            AAA            86           85
  99-3 A1
   6.22%, 2/15/04             AAA        25,456       25,368
+ HFC Home Equity Loan,
  Series 99-1 A1
   6.83%, 12/20/16            Aaa        42,985       42,789
Honda Auto Lease Trust,
  Series 99-A A2
   5.875%, 10/15/01           AAA        11,405       11,400
Honda Auto Receivables
  Grantor Trust,
  Series 97-B A
   5.95%, 5/15/03             AAA         8,712        8,671
IndyMac Home Equity
  Loan,
  Series 98-A AF1
   5.724%, 9/25/20            AAA         7,659        7,654
(+) Long Beach Acceptance Auto
  Grantor Trust,
  Series:
  97-2 A
   6.69%, 9/25/04             AAA         4,263        4,228
  98-1 A
   6.19%, 1/25/05             AAA         4,927        4,872
MMCA Automobile Trust,
  Series 99-2 A1
   6.30%, 6/15/02             AAA        21,129       21,094
Navistar Financial
  Corp. Owner Trust,
  Series 99-A A2
   5.55%, 2/15/02             AAA        16,967       16,931
(+) New Holland
  Equipment Receivables
  Trust,
  Series 99-A A2
   6.39%, 10/15/02            AAA        57,577       57,485
Nissan Auto Receivables
  Owner Trust,
  Series 99-A A2
   6.12%, 9/15/03             AAA        61,297       61,178
+## Oakwood Mortgage
  Investors, Inc.,
  Series 99-B A1
   6.739%, 5/15/09            Aaa           165          165
Onyx Acceptance Grantor
  Trust,
  Series:
  97-2 A
   6.35%, 10/15/03            AAA            99           99
  97-3 A
   6.35%, 1/15/04             AAA            77           76
  98-B A1
   5.60%, 3/15/03             AAA            45           45
Option One Mortgage
  Loan Trust,
  Series 99-2 A1
   5.88%, 5/25/29             AAA           867          859

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         (!!)RATINGS       FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)     (000)(!)
------------------------------------------------------------
Premier Auto Trust,
  Series:
  99-1 A3
   5.69%, 11/8/02             AAA    $      850  $       844
  99-2 A2
   5.28%, 11/8/01             AAA           885          884
  99-3 A2
   5.82%, 2/8/02              AAA        20,523       20,481
## Residential Asset
  Securities Corp.,
  Series 99-KS2 AI1
   6.72%, 4/25/14             AAA         1,680        1,680
Residential Funding
  Mortgage Securities
  I,
  Series:
  99-HI1 A2
   6.05%, 9/25/08             AAA        13,006       12,911
  99-HI4 A1
   6.41%, 11/25/07            AAA        18,674       18,556
## Salomon Brothers
  Mortgage Securities
  VII,
  Series 96-6E A1
   7.025%, 3/30/25            AAA         3,379        3,369
Saxson Asset Securities Trust,
  Series 99-2 AF1
   4.993%, 3/25/14            AAA        14,693       14,690
(+) Textron Financial
  Corp. Receivables
  Trust,
  Series 98-A A1
   5.82%, 2/15/02             AAA         5,487        5,479
Toyota Auto Receivables
  Owner Trust,
  Series 99-A A2
   5.80%, 12/17/01            AAA         2,423        2,419
## UCFC Home Equity
  Loan Trust,
  Series 98-C A1
   6.739%, 12/15/12           AAA         1,830        1,830
Union Acceptance Corp.,
  Series 96-B A
   6.45%, 7/9/03              AAA         1,277        1,272
USAA Auto Loan Grantor
  Trust,
  Series 97-1 A
   6.00%, 5/15/04             AAA           400          399
WFS Financial Owner
  Trust,
  Series 99-B A2
   5.833%, 4/20/02            AAA        28,669       28,634
============================================================
GROUP TOTAL                                        1,409,490
============================================================

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
ASSET BACKED MORTGAGES (0.0%)
Cityscape Home Equity
  Loan Trust,
  Series:
  96-3 A IO
   1.00%, 10/25/26            N/R    $    9,684  $       132
  (+) 96-3 A YMA
   10/25/26                   N/R         9,684           14
Contimortgage Home
  Equity Loan Trust,
  Series:
  96-3 A9 IO
   1.30%, 9/15/27             AAA        59,964          862
  (+) 96-3 A9 YMA
   0.00%, 9/15/27             N/R        59,964           24
  96-3 10 IO
   0.90%, 9/15/27             AAA        12,721          119
  (+) 96-3 10 YMA
   9/15/27                    AAA        12,721           14
  96-4 A11 IO
   1.10%, 1/15/28             AAA         5,906           81
  (+) 96-4 A11 YMA
   1/15/28                    AAA         5,906            6
  96-4 A12 IO
   1.05%, 1/15/28             AAA         1,043           11
  (+) 96-4 A12 YMA
   1/15/28                    AAA         1,043            1
  97-1 A10 IO
   1.10%, 3/15/28             AAA         7,216          110
  97-1 A10 YMA
   3/15/28                    N/R         7,216           10
============================================================
GROUP TOTAL                                            1,384
============================================================
COLLATERALIZED MORTGAGE OBLIGATIONS- AGENCY COLLATERAL
  SERIES (5.2%)
Collateralized Mortgage
  Obligation Trust,
  Series 86-13 Q Inv Fl
   13.25%, 1/20/03            AAA           145          148
Federal Home Loan
  Mortgage Corporation,
  Series:
  13-B IO REMIC
   10.00%, 6/1/20             Agy           794          195
  16-B IO REMIC
   10.00%, 6/1/20             Agy           435          107
  18-B IO REMIC
   10.00%, 5/1/20             Agy           238           58
  88-17 I PAC-1 (11)
   9.90%, 10/15/19            Agy         2,811        2,975
  88-22 C PAC (11)
   9.50%, 4/15/20             Agy         1,227        1,289
  88-23 F PAC-1 (11)
   9.60%, 4/15/20             Agy         1,059        1,114
  89-39 F PAC-2 (11)
   10.00%, 5/15/20            Agy         1,570        1,670
  89-47 F PAC-1 (12) REMIC
   10.00%, 6/15/20            Agy         1,062        1,121

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
(CONT'D)                 & POOR'S)        (000)       (000)!
------------------------------------------------------------
  89-110 F PAC
   8.55%, 1/15/21             Agy    $      456  $       466
  90-164 B12 REMIC
   9.50%, 7/15/21             Agy         3,000        3,109
  1364-B Inv Fl IO REMIC
   5.036%, 9/15/07            Agy         4,627          393
  1364-E Inv Fl IO
   6.662%, 9/15/07            Agy         5,558          763
  1369-S Inv Fl IO REMIC
   2.875%, 9/15/07            Agy         4,544          265
  ## 1377-F REMIC
   7.125%, 9/15/07            Agy         3,956        3,980
  1381-SB Inv Fl IO
   8.408%, 10/15/07           Agy         2,144          398
  1395-S Inv Fl IO
   3.894%, 10/15/22           Agy        14,979        1,871
  1415-S Inv Fl IO
   14.125%, 11/15/07          Agy           137           40
  1463-B Inv Fl IO
   1.725%, 1/15/23            Agy        15,848          742
  1476-S Inv Fl IO REMIC PAC
   3.893%, 2/15/08            Agy         1,462          125
  1485-S Inv Fl IO REMIC
   2.975%, 3/15/08            Agy         1,496           86
  ## 1506-SD IO
   1.875%, 5/15/08            Agy           517           16
  ## 1591-FG REMIC
   7.188%, 10/15/23           Agy           249          248
  1600-SA Inv Fl IO REMIC
   1.375%, 10/15/08           Agy        11,199          373
  1621-SD Inv Fl
   6.094%, 11/15/23           Agy         3,505        2,864
  1634-SC Inv Fl
   6.20%, 12/15/23            Agy         4,000        3,159
  ## 1710-D IO
   7.075%, 6/15/20            Agy        17,037       17,100
  ## 1809-SC IO
   2.094%, 12/15/23           Agy        96,912       11,252
  1887-SC Inv Fl IO
   4.638%, 3/15/24            Agy        36,700        8,702
  1911-C PO
   11/15/23                   Agy         7,247        4,898
  1936-A IO PAC
   1.00%, 2/15/27             Agy        79,253        2,631
  ## 1963-SA IO
   1.50%, 6/17/27             Agy        18,690          721
  ## 2006-FA REMIC
   7.025%, 10/15/23           Agy         1,866        1,870
  2006-I IO
   8.00%, 10/15/12            Agy         2,648          569
  2182-AD Inv Fl IO
   0.879%, 9/15/25            Agy       209,091        5,018
  2186-SY Inv Fl IO
   1.779%, 4/15/28            Agy        42,838        2,138
  2193-B Inv Fl IO
   1.779%, 12/15/27           Agy       162,962        6,844
  E2 F
   5.988%, 2/15/24            Agy         9,943        9,906

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
Federal National
  Mortgage Association,
  Series:
  43-2 IO
   9.50%, 9/1/18              Agy    $       16  $         4
  89-22 G PAC (11)
   10.00%, 5/25/19            Agy         2,715        2,901
  89-86 E PAC (11)
   8.75%, 11/25/19            Agy            83           84
  89-92 G PAC (11)
   8.60%, 12/25/04            Agy           606          618
  90-106 J PAC
   8.50%, 9/25/20             Agy           632          655
  90-118 S Inv Fl REMIC
   22.444%, 9/25/20           Agy           186          266
  ## 92-43 FC REMIC
   7.256%, 10/25/21           Agy         1,023        1,029
  92-89 SQ Inv Fl IO
   PAC (11) 2384.456%,
   6/25/22                    Agy             3          178
  92-186 S Inv Fl IO
   2.794%, 10/25/07           Agy         2,355          152
  93-9 SB Inv Fl IO
   5.848%, 1/25/23            Agy         6,177        1,545
  ## 94-73 F
   7.156%, 12/25/20           Agy           388          389
  ## 94-97 FC REMIC
   7.356%, 3/25/24            Agy        11,482       11,598
  96-14 PC PO
   12/25/23                   Agy         4,710        3,041
  96-68 SC Inv Fl IO REMIC
   1.444%, 1/25/24            Agy         6,607          444
  ## 97-24 FG REMIC
   7.175%, 9/18/22            Agy           141          142
  97-30 SP Inv Fl REMIC
   2490.686%, 4/25/22         Agy            12          822
  97-42 SG Inv Fl IO
   1.375%, 7/18/27            Agy        21,084          829
  97-53 PI IO PAC
   8.00%, 8/18/27             Agy         4,936        1,331
  97-57 PJ IO
   7.50%, 10/18/26            Agy        21,532        5,327
  97-57 PV IO
   8.00%, 9/18/27             Agy        56,700       18,773
  97-59 JA IO
   8.00%, 7/18/27             Agy         7,000        3,081
  97-61 PK IO REMIC
   8.00%, 8/18/27             Agy        15,000        5,820
  ## 97-70 FA REMIC PAC (11)
   7.075%, 7/18/20            Agy         2,131        2,134
  ## 98-22 FA REMIC PAC (11)
   7.023%, 4/18/28            Agy        52,781       52,720
  98-22 SA Inv Fl IO
   1.978%, 4/18/28            Agy        62,680        3,284
  98-66 QH Inv Fl IO
   3.261%, 5/25/26            Agy        29,610          714
  98-66 QK Inv Fl IO
   1.578%, 12/25/28           Agy        24,291        1,972

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
  99-42 SA Inv Fl IO
   1.578%, 10/25/28           Agy    $  172,731  $     7,047
  186 IO
   8.00%, 8/1/27              Agy        24,086        6,804
  191 IO
   8.00%, 1/1/28              Agy        43,340       12,088
  195 IO
   7.50%, 4/1/28              Agy        24,218        6,928
  207 2 IO
   8.00%, 2/1/23              Agy         9,417        2,612
  264 2 IO
   8.00%, 7/1/24              Agy        36,663       10,157
  267 2 IO
   8.50%, 10/1/24             Agy        32,447        8,654
  270 2 IO
   8.50%, 9/1/23              Agy        28,738        7,791
  274 2 IO
   8.50%, 10/1/25             Agy        38,144       10,173
  277 2 IO
   7.50%, 4/1/27              Agy        20,692        5,852
  281 2 IO
   9.00%, 11/1/26             Agy        29,383        7,979
  291 2 IO
   8.00%, 11/1/27             Agy        23,970        6,625
  296 2 IO
   8.00%, 4/1/24              Agy         1,090          302
  2163-SA Inv Fl IO
   2.10%, 6/15/29             Agy       147,369        2,933
  2171-B
   6.28%, 6/25/09             Agy           190          181
  G92-52 SQ Inv Fl IO REMIC
   7290.969%, 9/25/22         Agy            17        2,464
  G92-53 S Inv Fl IO REMIC
   23.344%, 9/25/22           Agy         1,901        1,178
  ## G93-11 FA
   7.056%, 12/25/08           Agy         7,502        7,528
Government National
  Mortgage Association,
  Series:
  96-12 S Inv Fl IO REMIC
   1.875%, 6/16/26            Tsy        18,021          899
  96-13 S Inv Fl IO REMIC
   2.525%, 7/16/11            Tsy        10,562          619
  97-13 SB Inv Fl IO
   1.375%, 9/16/27            Tsy        30,750        1,900
  97-14 SB Inv Fl IO
   1.375%, 9/16/27            Tsy           900           55
  99-29 SD Inv Fl IO
   1.378%, 3/16/26            Tsy        57,560        2,228
  99-30 SA Inv Fl IO
   1.978%, 8/16/29            Tsy         4,844          281
  99-30 SA Inv Fl IO
   2.80%, 4/16/29             Tsy       305,494       13,656
  99-32 SB Inv Fl IO REMIC
   1.378%, 7/16/27            Tsy       224,924        9,109
  99-34 SB Inv Fl IO
   1.378%, 7/16/27            Tsy         3,628          146
  99-43 UN Inv Fl IO
   1.378%, 11/16/29           Tsy       184,541        6,846

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
  99-43 UO Inv Fl IO
   1.15%, 11/16/29            Tsy    $  184,541  $     4,909
+ Kidder Peabody
  Mortgage Assets
  Trust,
  Series 87 B IO CMO
   9.50%, 4/22/18             Aaa           134           30
============================================================
GROUP TOTAL                                          367,051
============================================================
COLLATERALIZED MORTGAGE OBLIGATIONS- NON-AGENCY COLLATERAL
  SERIES (0.9%)
American Housing Trust,
  Series:
  IV 2 C
   9.553%, 9/25/20            A           1,724        1,760
  V 1G
   9.125%, 4/25/21            AAA         4,952        5,060
  @ Chase Mortgage
  Finance Corp.,
  Series 93-1 B2
   7.911%, 3/28/24
   (acquired 4/28/95-
   12/21/99, cost
   $4,920)                    N/R         5,026        5,014
Countrywide Funding Corp.,
  Series 95-4 M
   7.50%, 9/25/25             AA          6,219        6,010
GE Capital Mortgage
  Services, Inc.,
  Series 94-14 A7
   7.50%, 4/25/24             AAA         4,000        3,835
Mid-State Trust II,
  Series 88-2 A4
   9.625%, 4/1/03             AAA        29,700       30,185
Residential Funding
  Mortgage Securities,
  Inc. 93-S1 A
   7.81%, 1/25/08             AAA         7,268        7,246
Sears Mortgage
  Securities,
  Series 89-A 1
   9.00%, 9/25/19             N/R            37           37
============================================================
GROUP TOTAL                                           59,147
============================================================
COMMERCIAL MORTGAGES (2.9%)
American Southwest Financial
  Securities Corp.,
  Series:
  93-2 A1
   7.30%, 1/18/09             N/R         8,152        8,077
  ## 93-2 S1 IO
   1.13%, 1/18/09             N/R        59,423        1,579
  93-2 S2 IO
   0.70%, 1/18/09             N/R        16,442          262
Asset Securitization
  Corp.,
  Series:
  96-MD6 A1C
   7.04%, 11/13/26            AAA        21,370       21,026
  +## 97-D5 PS1 IO
   1.614%, 2/14/41            Aaa       149,893       11,791

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
(CONT'D)                 & POOR'S)        (000)       (000)!
------------------------------------------------------------
(+) Beverly Finance
  Corp.,
  Series 94-1
   8.36%, 7/15/04             AA-    $   11,840  $    12,267
(+) Carousel Center
  Finance, Inc.,
  Series:
  1 A1
   6.828%, 11/15/07           AA          4,925        4,888
  1 B
   7.188%, 10/15/07           A          17,175       17,087
  1 C
   7.527%, 11/15/07           BBB+          779          776
(+) Creekwood Capital
  Corp.,
  Series 95-1A
   8.47%, 3/16/15             AA          6,498        6,867
(+) Crystal Run
  Properties, Inc.,
  Series A
   7.393%, 8/15/11            AA         15,900       15,868
(+) CVM Finance Corp.
   7.19%, 3/1/04              AA         23,076       23,217
(+) DLJ Mortgage
  Acceptance Corp.,
  Series 97-CF1 S IO
   1.086%, 3/15/17            AAA       101,617        3,987
+## GMAC Commercial Mortgage
  Securities, Inc.,
  Series:
  96-C1 X2 IO
   2.027%, 3/15/21            Aaa        93,921        5,388
  97-C2 X IO
   1.264%, 4/15/27            Aaa       363,705       17,629
+## GS Mortgage
  Securities Corp. II,
  Series:
  97-GL X1A IO
   0.651%, 7/13/30            Aaa        27,496            5
  97-GL X2 IO
   1.066%, 7/13/30            Aaa        54,241        2,035
+ Midland Realty
  Acceptance Corp.,
  Series 96-C2 A1
   7.02%, 1/25/29             Aaa         1,036        1,034
Nomura Asset Securities
  Corp.,
  Series:
  94-MD1 A1B
   7.526%, 3/15/18            N/R         1,277        1,273
  ## 94-MD1 A2
   8.239%, 3/15/18            N/R         5,410        5,403
  ## 94-MD1 A3
   8.026%, 3/15/18            N/R         5,265        5,293
(+) Park Avenue Finance Corp.,
  Series 97-C1 A1
   7.58%, 5/12/07             N/R         9,493        9,610
(+) Prime Property
  Fund,
  Series 1 A
   6.633%, 7/23/03            AA         15,624       15,421

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
(+) Stratford Finance
  Corp.
   6.776%, 2/1/04             AA     $    9,400  $     9,292
## Structured Asset
  Securities Corp.,
  Series:
  96-CFL X1 IO
   1.463%, 2/25/28            N/R        47,060        2,620
  96-CFL X1A IO
   0.830%, 2/25/28            N/R        25,094          110
  96-CFL X2 IO
   0.337%, 2/25/28            N/R        11,247          183
============================================================
GROUP TOTAL                                          202,988
============================================================
NON-AGENCY FIXED RATE MORTGAGES (0.1%)
+ BA Mortgage Securities, Inc.,
  Series 97-1 A2
   7.121%, 7/25/26            Aaa            55           55
Bank of America,
  Series A
   8.375%, 5/1/07             AAA           364          364
California Federal
  Savings & Loan,
  Series 86-1A
   8.80%, 1/1/14              AA             33           33
@ Coast Federal,
  Series 84-3
   7.941%, 3/1/06
   (acquired 4/28/95,
   cost $43)                  N/R            43           43
@ First Federal
  Savings & Loan
  Association,
  Series 92-C
   8.75%, 6/1/06
   (acquired 4/28/95-
   8/28/97, cost $56)         AA             94           94
@## Fortune Mortgage
  Corp. Participation
  Certificate,
   7.80%, 8/1/99
   (acquired 7/30/96-
   2/3/98, cost $26)          N/R            26           26
Gemsco Mortgage Pass
  Through Certificate,
  Series 87-A
   8.635%, 11/25/10           AA            391          391
@ Household Bank,
  Series 85-1 CMO
   7.94%, 5/1/02
   (acquired 5/31/95,
   cost $85)                  N/R            84           84
## Resolution Trust
  Corp.,
  Series 92-5 C CMO
   8.613%, 1/25/26            AA          3,440        3,440
Ryland Acceptance Corp. IV,
  Series 79-A
   6.65%, 7/1/11              AA          3,988        3,962
Sears Mortgage
  Securities,
  Series 82-3
   10.00%, 11/1/12            AA            143          143

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

                         !!RATINGS         FACE
                         (STANDARD       AMOUNT        VALUE
                         & POOR'S)        (000)       (000)!
------------------------------------------------------------
@ Shearson American Express,
Series A CMO
   9.625%, 12/1/12
   (acquired 4/28/95-
   6/29/98, cost $270)        AA     $      262  $       262
@ Virginia Beach
  Federal Savings &
  Loan Participation
  Certificate
   6.90%, 3/1/01
   (acquired 3/27/97,
   cost $28,668)              N/R            94           94
============================================================
GROUP TOTAL                                            8,991
============================================================
TOTAL FIXED INCOME SECURITIES (Cost $9,027,568)    9,019,900
============================================================
PREFERRED STOCK (1.3%)
============================================================
                                         SHARES
                                         ------
MORTGAGE-OTHER
(+)+ Home Ownership
  Funding Corp.
  13.331% (Cost
  $90,899)                    Aaa       120,975       90,721
============================================================
STRUCTURED INVESTMENT (0.0%)-SEE NOTE A6
============================================================
                                           FACE
                                         AMOUNT
                                          (000)
                                        -------
Morgan Guaranty Trust
  Co., 11/20/05;
  monthly payments
  equal to 1% per annum
  of the outstanding
  notional balance,
  indexed to GNMA ARM
  pools (Cost $8,637)         N/R    $  121,873        1,944
============================================================
CASH EQUIVALENTS (40.9%)
============================================================
U.S. TREASURY SECURITIES (0.4%)
(!!) U.S. Treasury Bill
   6.12%, 11/24/00            Tsy        20,000       19,819
   6.14%, 12/14/00            Tsy         5,400        5,334
============================================================
GROUP TOTAL                                           25,153
============================================================
COMMERCIAL PAPER (36.9%)
Abbey National NA
  6.51%, 1/16/01                         33,000       32,361
  6.60%, 12/22/00                         7,000        6,895
ABN Amro North America Finance,
  Inc.
   6.45%, 12/15/00                       50,000       49,328
AT&T Corp.
   6.46%, 10/30/00                       18,235       18,140
   6.49%, 10/4/00                        47,000       46,975
   6.49%, 10/16/00                       23,400       23,337
Banc One Corp.
   6.47%, 11/7/00                        20,400       20,264

                                        FACE
                                       AMOUNT       VALUE
                                       (000)       (000)!
------------------------------------------------------------
   6.47%, 12/6/00                    $   25,000  $    24,703
Bank of America Corp.
   6.55%, 10/10/00                       72,400       72,282
Barclays U.S. Funding Corp.
   6.41%, 10/3/00                        50,000       49,982
   6.49%, 10/12/00                       29,700       29,641
BellSouth Telecommunications, Inc.
   6.46%, 11/10/00                       45,500       45,173
   6.48%, 10/13/00                       50,000       49,892
Canadian Imperial Holdings
   6.45%, 12/14/00                       30,000       29,602
   6.49%, 10/23/00                       48,500       48,308
Chase Manhattan Bank
   6.47%, 10/16/00                       46,000       45,876
CIT Group Holdings
   6.50%, 10/3/00                        50,000       49,982
Clorox Co.
   6.48%, 10/18/00                       24,687       24,611
DaimlerChrysler NA Holdings
   6.50%, 10/6/00                        44,700       44,660
   6.50%, 10/16/00                       50,000       49,865
   6.50%, 10/25/00                       50,000       49,783
E.I. Dupont De Nemours
   6.47%, 10/13/00                       20,000       19,957
Eastern Kodak
   6.46%, 11/16/00                       20,000       19,835
   6.50%, 10/6/00                        15,000       14,986
   6.50%, 10/10/00                       30,000       29,951
Emerson Electric Co.
   6.46%, 10/13/00                       38,700       38,617
Ford Motor Credit Corp.
   6.49%, 10/12/00                       47,000       46,907
   6.50%, 10/6/00                        50,000       49,955
Gannett Co., Inc.
   6.50%, 11/13/00                       40,062       39,751
General Electric Capital Corp.
   6.49%, 10/10/00                       47,000       46,924
General Motors Acceptance Corp.
   6.49%, 10/6/00                        50,000       49,955
H.J. Heinz Co.
   6.46%, 11/2/00                        50,000       49,713
   6.47%, 10/30/00                       20,000       19,896
   6.48%, 10/13/00                       45,200       45,102
Household Finance Co.
   6.51%, 10/4/00                        39,700       39,678
   6.54%, 10/27/00                       50,000       49,765
IBM Credit Corp.
   6.51%, 10/16/00                       50,000       49,864
International Lease Finance Corp.
   6.47%, 11/8/00                        50,000       49,659
   6.47%, 1/29/01                        50,000       48,922
Johnson & Johnson
   6.45%, 10/17/00                       29,500       29,415
Kellogg Co.
   6.47%, 10/17/00                       20,500       20,441
Lucent Technologies, Inc.
   6.47%, 10/2/00                        22,700       22,696
   6.47%, 10/27/00                       48,700       48,472

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

ADVISORY MORTGAGE
PORTFOLIO

                                        FACE
                                       AMOUNT       VALUE
(CONT'D)                               (000)       (000)!
------------------------------------------------------------
Merck & Co., Inc.
   6.47%, 10/20/00                   $   48,700  $    48,534
   6.47%, 10/25/00                       38,500       38,334
Merrill Lynch & Co., Inc.
   6.50%, 10/13/00                       46,000       45,900
   6.51%, 10/12/00                       49,000       48,903
Motorola Credit Corp.
   6.50%, 10/26/00                       37,500       37,331
National Rural Utilities
  Cooperative Finance Corp.
   6.47%, 11/17/00                       25,000       24,789
   6.51%, 10/2/00                        35,000       34,994
   6.51%, 10/3/00                        35,000       34,987
Pfizer, Inc.
   6.47%, 10/20/00                       50,000       49,829
Pitney Bowes Co.
   6.46%, 10/6/00                        41,600       41,563
Prudential Funding Corp.
   6.47%, 11/6/00                        30,000       29,806
   6.50%, 10/12/00                       30,000       29,940
SBC Communications
   6.47%, 11/2/00                        50,000       49,712
Societe Generale
   6.46%, 12/13/00                       40,000       39,476
   6.53%, 10/17/00                       40,000       39,884
SunTrust Banks, Inc.
   6.47%, 11/22/00                       30,000       29,720
   6.48%, 10/20/00                       58,720       58,519
Texaco, Inc.
   6.48%, 11/3/00                        49,000       48,709
Toyota Motor Credit Corp.
   6.45%, 12/15/00                       30,000       29,597
   6.47%, 10/20/00                       48,550       48,384
Wachovia Bank
   6.50%, 10/12/00                       42,400       42,316
   6.53%, 11/28/00                       25,000       24,737
Wal-Mart Stores, Inc.
   6.48%, 10/11/00                       27,975       27,925
   6.48%, 10/17/00                       22,000       21,937
   6.48%, 11/21/00                       25,000       24,771
============================================================
GROUP TOTAL                                        2,592,718
============================================================
REPURCHASE AGREEMENT (3.6%)
Chase Securities, Inc. 6.40%,
  dated 9/29/00, due 10/2/00, to
  be repurchased at $253,170,
  collateralized by various U.S.
  Government Obligations, due
  11/2/00-3/29/01, valued at
  $255,566                              253,035      253,035
============================================================
TOTAL CASH EQUIVALENTS (Cost $2,870,906)           2,870,906
============================================================
TOTAL INVESTMENTS (170.7%) (Cost $11,998,010)     11,983,471
============================================================

                                                    VALUE
                                                   (000)!
------------------------------------------------------------
------------------------------------------------------------
OTHER ASSETS AND LIABILITIES (-70.7%)
Dividends Receivable                             $     4,032
Interest Receivable                                   33,553
Receivable for Investments Sold                        5,535
Receivable for Forward Commitments                   278,813
Receivable for Fund Shares Sold                        5,580
Receivable from Investment Adviser                       244
Unrealized Gain on Swap Agreements                    36,545
Other Assets                                             536
Payable for Swap Premium                             (10,864)
Payable for Bank Overdraft                            (8,096)
Payable for Forward Commitments                   (5,283,297)
Payable for Fund Shares Redeemed                     (17,540)
Payable for Administrative Fees                         (468)
Payable for Trustees' Deferred Compensation
  Plan-Note F                                           (424)
Payable for Variation Margin on Futures
  Contracts                                           (1,963)
Other Liabilities                                     (6,487)
                                                 -----------
                                                  (4,964,301)
============================================================
NET ASSETS (100%)                                $ 7,019,170
============================================================
INSTITUTIONAL CLASS
============================================================
NET ASSETS
Applicable to 702,026,715 outstanding shares of
  beneficial interest (unlimited authorization,
  no par value)                                  $ 7,019,170
============================================================
NET ASSET VALUE PER SHARE                        $     10.00
============================================================
NET ASSETS CONSIST OF:
Paid in Capital                                  $ 7,358,323
Undistributed Net Investment Income (Loss)            52,228
Undistributed Realized Net Gain (Loss)              (427,169)
Unrealized Appreciation (Depreciation) on:
  Investment Securities                              (14,539)
  Futures and Swaps                                   50,327
============================================================
NET ASSETS                                       $ 7,019,170
============================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                         STATEMENT OF NET ASSETS
--------------------------------------------------------------------------------

------------------------------------------------------------
@      Restricted Security-Total market value of restricted
        securities owned at September 30, 2000 was $5,617,000
        or 0.1% of net assets.
!      See Note A1 to Financial Statements.
!!     Ratings are unaudited.
(+)    144A security. Certain conditions for public sale may
        exist.
(!!)   A portion of these securities was pledged to cover
        margin requirements for futures contracts.
+      Moody's Investors Service, Inc. rating. Security is
        not rated by Standard & Poor's Corporation.
##     Variable or floating rate security-rate disclosed is
        as of September 30, 2000.
CMO    Collateralized Mortgage Obligation
Inv Fl Inverse Floating Rate-Interest rate fluctuates with an inverse relationship to an associated interest rate.
        Indicated rate is the effective rate at September 30,
        2000.
IO     Interest Only
N/R    Not rated by Moody's Investors Service, Inc. or
        Standard & Poor's Corporation.
PAC    Planned Amortization Class
PO     Principal Only
REMIC  Real Estate Mortgage Investment Conduit
TBA    Security is subject to delayed delivery. See Note A7
        to Financial Statements.
YMA    Yield Maintenance Agreement

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                ADVISORY
                                                          ADVISORY              FOREIGN
                                                          FOREIGN               FIXED                 ADVISORY
                                                          FIXED INCOME          INCOME II             MORTGAGE
                                                          PORTFOLIO             PORTFOLIO             PORTFOLIO
                                                          ------------------    ------------------    ---------------------------
                                                                                                                June 20,
                                                              Year Ended              2000* to                Year Ended
                                                            September 30,        September 30,             September 30,
                                                                     2000                 2000                      2000
(In Thousands)

---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
    Interest                                                         $   627                 $  25                $       550,850
    Dividends                                                             --                    --                          7,054
---------------------------------------------------------------------------------------------------------------------------------
       Total Income                                                      627                    25                        557,904
---------------------------------------------------------------------------------------------------------------------------------
EXPENSES
    Investment Advisory Services--Note B                     $ 47                  $ 2                $ 28,776
    Less: Waived Fees                                         (47)        --        (2)         --     (28,776)                --
    Administrative Fee--Note C                                            10                     1                          6,139
    Custodian Fee--Note E                                                  2                     1                            519
    Audit Fee                                                             28                    10                             46
    Legal Fee                                                             --                    --                             71
    Filing & Registration Fees                                            --                    --                              5
    Other Expenses                                                         5                     1                            430
    Reimbursement of Expenses--Note B                                    (24)                  (12)                         (551)
---------------------------------------------------------------------------------------------------------------------------------
       Total Expenses                                                     21                     1                          6,659
---------------------------------------------------------------------------------------------------------------------------------
    Expense Offset--Note J                                                (2)                   --                          (519)
---------------------------------------------------------------------------------------------------------------------------------
       Net Expenses                                                       19                     1                          6,140
---------------------------------------------------------------------------------------------------------------------------------
          Net Investment Income (Loss)                                   608                    24                        551,764
---------------------------------------------------------------------------------------------------------------------------------
REALIZED NET GAIN (LOSS)
    Investment Securities                                                (10)                   --                       (34,919)
    Foreign Currency Transactions                                        825                    24                             --
    Futures and Swaps                                                    (65)                   (2)                     (106,402)
---------------------------------------------------------------------------------------------------------------------------------
       Realized Net Gain (Loss)                                          750                    22                      (141,321)
---------------------------------------------------------------------------------------------------------------------------------
CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)
    Investment Securities                                             (1,034)                  (61)                      (15,016)
    Foreign Currency Transactions                                        307                    41                             --
    Futures and Swaps                                                     51                     4                         76,429
---------------------------------------------------------------------------------------------------------------------------------
       Unrealized Appreciation (Depreciation)                           (676)                  (16)                        61,413
---------------------------------------------------------------------------------------------------------------------------------
          Net Gain (Loss)                                                 74                     6                       (79,908)
---------------------------------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
 OPERATIONS                                                          $   682                 $  30                $       471,856
=================================================================================================================================

* Commencement of Operations

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                              STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                              ADVISORY                   ADVISORY
                                              FOREIGN                    FOREIGN
                                              FIXED                      FIXED                             ADVISORY
                                              INCOME                     INCOME II                         MORTGAGE
                                              PORTFOLIO                  PORTFOLIO                         PORTFOLIO
                                      ---------------------------        ----------------            ----------------------------
(In Thousands)
                                         Year Ended September 30,        June 20, 2000*              Year Ended September 30,
                                           ----------------------        to September 30,              ----------------------
                                            1999             2000              2000                   1999               2000
---------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
    Net Investment Income (Loss)      $      638          $   608            $   24            $   470,794        $   551,764
    Realized Net Gain (Loss)               1,001              750                22               (343,768)         (141,321)
    Change in Unrealized Appreciation
      (Depreciation)                      (1,198)            (676)              (16)              (112,889)            61,413
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase in Net Assets
        Resulting from Operations            441              682                30                 14,137            471,856
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS:--Note A9
     Net Investment Income                (9,526)          (1,223)               --               (390,191)         (529,501)
     Realized Net Gain (Loss)             (1,724)              --                --                     --                 --
     In Excess of Realized Net Gain           --               --                --               (140,602)                --
---------------------------------------------------------------------------------------------------------------------------------
       Total Distributions               (11,250)          (1,223)               --               (530,793)         (529,501)
---------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS: (1)
    INSTITUTIONAL CLASS:
     Issued                                   --               --             1,776              4,166,442            963,599
     In Lieu of Cash Distributions         9,223            1,105                --                452,674            435,085
     Redeemed                             (1,775)          (5,834)               --             (2,035,656)       (2,785,437)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) from
        Capital Share Transactions         7,448           (4,729)            1,776              2,583,460        (1,386,753)
---------------------------------------------------------------------------------------------------------------------------------
    Total Increase (Decrease)             (3,361)          (5,270)            1,806              2,066,804        (1,444,398)
NET ASSETS:
    Beginning of Period                   17,683           14,322                --              6,396,764          8,463,568
---------------------------------------------------------------------------------------------------------------------------------
    END OF PERIOD                     $   14,322          $ 9,052            $1,806            $ 8,463,568        $ 7,019,170
=================================================================================================================================
    Undistributed net investment
      income (loss) included in end
      of period net assets            $      852          $   997            $   46            $    57,608        $    52,228
---------------------------------------------------------------------------------------------------------------------------------
(1) Shares Issued and Redeemed
    INSTITUTIONAL CLASS:
     Shares Issued                            --               --               177                408,195             97,980
     In Lieu of Cash Distributions         2,231              309                --                 43,874             44,414
     Shares Redeemed                        (246)          (1,588)               --               (197,750)         (283,894)
---------------------------------------------------------------------------------------------------------------------------------
       Net Increase (Decrease) in
        Institutional Class Shares
        Outstanding                        1,985           (1,279)              177                254,319          (141,500)
=================================================================================================================================

* Commencement of Operations

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period


ADVISORY FOREIGN FIXED INCOME PORTFOLIO
                                                                             Year Ended September 30,
                                                       -------------------------------------------------------------------
                                                       1996                           1998+           1999+          2000+
                                                                      1997+
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD               $  10.80         $ 11.73         $ 10.32         $ 10.18         $ 3.85
---------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                       0.68            0.58            0.48            0.19           0.18
    Net Realized and Unrealized Gain
      (Loss) on Investments                            1.02            0.80            0.48              --           0.03
---------------------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                       1.70            1.38            0.96            0.19           0.21
---------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                             (0.66)          (1.88)          (1.10)          (5.52)         (0.35)
    Realized Net Gain                                 (0.11)          (0.88)             --           (1.00)            --
    In Excess of Realized Net Gain                       --           (0.03)             --              --             --
---------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                   (0.77)          (2.79)          (1.10)          (6.52)         (0.35)
---------------------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                     $  11.73         $ 10.32         $ 10.18         $  3.85         $ 3.71
---------------------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                         16.47%          14.08%          10.19%           2.87%          5.86%
---------------------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period
      (Thousands)                                  $236,092         $93,939         $17,683         $14,322         $9,052
    Ratio of Expenses to Average Net
      Assets (1)                                      0.12%           0.14%           0.12%           0.15%          0.16%
    Ratio of Net Investment Income to
      Average Net Assets                              6.06%           5.68%           4.84%           4.24%          4.87%
    Portfolio Turnover Rate                            170%            208%            318%              0%             0%
---------------------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE
    RATIO OF EXPENSES TO AVERAGE NET
    ASSETS:
    Reduction in Ratio due to Expense
      Reimbursement/Waiver                            0.38%           0.38%           0.38%           0.39%          0.57%
    Ratio Including Expense Offsets                   0.12%           0.14%           0.12%           0.14%          0.15%
=================================================================================================================================

+ Per share amounts are based on average shares outstanding.

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

                                                            FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                  For a Share Outstanding Throughout Each Period

ADVISORY FOREIGN FIXED INCOME II PORTFOLIO
                                                                                            June 20,
                                                                                           2000** to
                                                                                       September 30,
                                                                                               2000+
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                                         $ 10.00
------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income (Loss)                                                                0.14
    Net Realized and Unrealized Gain (Loss) on Investments                                      0.04
------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                                                0.18
------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                               $ 10.18
------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                                                   1.80%
------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                                                    $ 1,806
    Ratio of Expenses to Average Net Assets (1)                                                0.15%*
    Ratio of Net Investment Income to Average Net Assets                                       5.09%*
    Portfolio Turnover Rate                                                                       0%
------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                                     3.02%*
    Ratio Including Expense Offsets                                                            0.15%*
============================================================================================================

* Annualized
** Commencement of Operations
+ Per share amounts are based on average shares outstanding.

The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
For a Share Outstanding Throughout Each Period

ADVISORY MORTGAGE PORTFOLIO                                                          Institutional Class
                                                                                   Year Ended September 30,
                                                                     ------------------------------------------------
                                                                           1996               1997               1998
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                                 $    10.41         $    10.29         $    10.59
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                                  0.72               0.75               0.69
    Net Realized and Unrealized Gain (Loss) on Investments                (0.06)              0.34               0.36
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                                           0.66               1.09               1.05
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                                 (0.72)             (0.71)             (0.67)
    Realized Net Gain                                                     (0.03)             (0.08)             (0.11)
    In Excess of Realized Net Gain                                        (0.03)                --                 --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                                       (0.78)             (0.79)             (0.78)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                       $    10.29         $    10.59         $    10.86
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                              6.56%             11.03%             10.36%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                            $1,974,592         $3,071,427         $6,396,764
    Ratio of Expenses to Average Net Assets (1)                           0.09%              0.09%              0.09%
    Ratio of Net Investment Income to Average Net Assets                  7.17%              7.55%              6.83%
    Portfolio Turnover Rate                                                139%               144%               126%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver                0.39%              0.40%              0.40%
    Ratio Including Expense Offsets                                       0.08%              0.08%              0.08%
=====================================================================================================================


ADVISORY MORTGAGE PORTFOLIO                                     Institutional Class
                                                          -----------------------------
                                                               Year Ended September 30,
                                                          -----------------------------
                                                                1999               2000
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    10.86         $    10.03
---------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS
    Net Investment Income                                       0.66               0.72
    Net Realized and Unrealized Gain (Loss) on Investments     (0.69)             (0.08)
---------------------------------------------------------------------------------------------------------------------
TOTAL FROM INVESTMENT OPERATIONS                               (0.03)              0.64
---------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS
    Net Investment Income                                      (0.58)             (0.67)
    Realized Net Gain                                             --                 --
    In Excess of Realized Net Gain                             (0.22)                --
---------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                                            (0.80)             (0.67)
---------------------------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                            $    10.03         $    10.00
---------------------------------------------------------------------------------------------------------------------
TOTAL RETURN                                                  (0.32%)             6.76%
---------------------------------------------------------------------------------------------------------------------
RATIOS AND SUPPLEMENTAL DATA
    Net Assets, End of Period (Thousands)                 $8,463,568         $7,019,170
    Ratio of Expenses to Average Net Assets (1)                0.09%              0.09%
    Ratio of Net Investment Income to Average Net Assets       6.62%              7.19%
    Portfolio Turnover Rate                                      94%                49%
---------------------------------------------------------------------------------------------------------------------
(1) SUPPLEMENTAL INFORMATION ON THE RATIO OF EXPENSES TO
    AVERAGE NET ASSETS:
    Reduction in Ratio due to Expense Reimbursement/Waiver     0.39%              0.38%
    Ratio Including Expense Offsets                            0.08%              0.08%
=====================================================================================================================

        The accompanying notes are an integral part of the financial statements.
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

MAS Funds (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. At September 30, 2000, the Fund was comprised of twenty-four active portfolios. The accompanying financial statements and financial highlights are those of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios (each referred to as a "Portfolio") only. The financial statements of the remaining portfolios are presented separately.

A. SIGNIFICANT ACCOUNTING POLICIES. The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in the preparation of its financial statements. Accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results may differ from those estimates.

1. SECURITY VALUATION: Market values for equity securities listed on the New York Stock Exchange ("NYSE") or other U.S. exchanges or NASDAQ are based on the latest quoted sales prices as of the close of the NYSE (normally 4:00 p.m. Eastern Time) on the valuation date; securities not traded on the valuation date are valued at the mean of the most recent quoted bid and asked prices. Equity securities not listed are valued at the mean of the most recent bid and asked prices. Securities listed on foreign exchanges are valued at the latest quoted sales prices on those exchanges. Bonds and other fixed income securities are valued using brokers' quotations or on the basis of prices provided by a pricing service, which are based primarily on institutional trading in similar securities. Mortgage-backed securities issued by certain government-related organizations are valued using brokers' quotations based on a matrix system which considers such factors as other security prices, yields and maturities. Short term securities, maturing 60 days or less, are valued using the amortized cost method of valuation, which in the opinion of the Board of Trustees reflects fair value. Securities for which no quotations are readily available are valued at their fair value as determined in good faith using methods approved by the Board of Trustees.

2. FEDERAL INCOME TAXES: It is each Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its income and net capital gain. Accordingly, no provision for Federal income taxes is required in the financial statements.

3. REPURCHASE AGREEMENTS: Securities pledged as collateral for repurchase agreements are held by the Portfolios' custodian until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is at least equal to the repurchase value in the event of a default; however, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

    Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Portfolios may transfer their uninvested cash balances into a joint trading account with other Portfolios of the Fund which invests in one or more repurchase agreements. Any such joint repurchase agreement is covered by the same collateral requirements as discussed above.

4. FUTURES: Financial futures contracts (secured by cash and securities deposited with brokers as "initial margin") are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as "variation margin") are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations.

    Futures contracts may be used by each Portfolio in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from changes in the value of the related securities. Futures contracts involve market risk in excess of the amounts recognized in the Statement of Net Assets. Risks arise from possible

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily corresponds with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that a Portfolio may not be able to enter into a closing transaction because of an illiquid secondary market.

5. SWAP AGREEMENTS: Each Portfolio may enter into swap agreements to exchange the interest rate on or return generated by one nominal instrument for the return generated by another nominal instrument. The following summarizes interest rate swaps entered into by the Portfolios:

    Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. Net periodic interest payments to be received or paid are accrued daily and are recorded in the Statement of Operations as an adjustment to interest income. Interest rate swaps are marked-to-market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations.

    Realized gains or losses on maturity or termination of interest rate swaps are presented in the Statement of Operations. Because there is no organized market for these swap agreements, the value reported in the Statement of Net Assets may differ from that which would be realized in the event the Portfolio terminated its position in the agreement. Risks may arise upon entering into these agreements from the potential inability of the counterparties to meet the terms of the agreements and are generally limited to the amount of net interest payments to be received, if any, at the date of default.

6. STRUCTURED INVESTMENTS: Each Portfolio may invest in structured investments whose values are linked either directly or inversely to changes in foreign currencies, interest rates, commodities, indices, or other underlying instruments. A Portfolio uses these securities to increase or decrease its exposure to different underlying instruments and to gain exposure to markets that might be difficult to invest in through conventional securities. Structured investments may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment.

7. DELAYED DELIVERY COMMITMENTS: Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Liquid securities or cash is earmarked in an amount at least equal to these commitments. Securities held for this purpose cannot be sold while this strategy is outstanding, unless replaced with other assets. As a result, there is a possibility that, as asset earmarking reached certain levels, a portfolio might lose some flexibility in managing its investments, responding to shareholder redemption requests, or meeting other current obligations.

8. FOREIGN EXCHANGE AND FORWARD CURRENCY CONTRACTS: The books and records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the bid prices of such currencies against U.S. dollars quoted by a bank. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio's books and the U.S. dollar equivalent of amounts actually received or paid.

    A forward foreign currency contract is an agreement between two parties to buy or sell currency at a set price on a future date. Each Portfolio may enter into forward foreign currency contracts to protect securities and related receivables and payables against future changes in foreign exchange rates. Fluctuations in the value

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

    of such contracts are recorded as unrealized appreciation or depreciation; realized gains or losses, which are disclosed in the Statement of Operations, include net gains or losses on contracts which have been terminated by settlements. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gain on the contract, if any, at the date of default. Risks may also arise from unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

    At September 30, 2000, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios' net assets included foreign denominated securities and currency. The net assets of the Portfolios are presented at the foreign exchange rates and market values at the close of the period. The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the fluctuations arising from changes in the market prices of the securities held at period end. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities sold during the period. Accordingly, the component of realized and unrealized foreign currency gains (losses) representing foreign exchange changes on investments is included in the reported net realized and unrealized gains (losses) on investment transactions and balances. Changes in currency exchange rates will affect the value of and investment income from such securities and currency.

    Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower level governmental supervision and regulation of foreign securities markets, relative currency valuation fluctuations, and the possibility of political or economic instability.

9. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Dividends from net investment income, if any, are declared and paid quarterly for the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios and monthly for the Advisory Mortgage Portfolio. Net realized capital gains are distributed at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing book and tax treatments for foreign currency transactions.

    Permanent book and tax differences relating to shareholder distributions may result in reclassifications to undistributed net investment income
    (loss), undistributed realized net gain (loss) and paid in capital. Permanent book-tax differences, if any, are not included in ending undistributed net investment income (loss) for the purpose of calculating net investment income (loss) per share in the Financial Highlights.

10. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold.

    Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts and premiums on securities purchased are amortized over their respective lives. Most expenses of the Fund can be directly attributed to a particular Portfolio. Expenses which can not be directly attributed are apportioned among the Portfolios on the basis of their relative net assets.

B. INVESTMENT ADVISORY FEE: Under the terms of an Investment Advisory Agreement, each Portfolio has agreed to pay Miller Anderson & Sherrerd, LLP ("MAS" or the "Adviser"), wholly owned by indirect subsidiaries of Morgan Stanley Dean Witter & Co., for investment advisory services performed at a fee calculated by applying a quarterly rate based on an

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

annual percentage rate of 0.375% of the Portfolio's average daily net assets for the quarter.

The Adviser has voluntarily agreed to reduce the fees payable to it and, if necessary, reimburse the Portfolios if annual operating expenses, after giving effect to custody fee offset, in the case of the Advisory Mortgage Portfolio, would otherwise exceed 0.15%, 0.15% and 0.08% of average daily net assets of the Advisory Foreign Fixed Income, Advisory Foreign Fixed Income II and Advisory Mortgage Portfolios, respectively.

C. ADMINISTRATION FEE: MAS serves as Administrator to the Fund pursuant to an Administration Agreement. Under the Agreement, MAS receives an annual fee accrued daily and payable monthly, of 0.08% of each Portfolio's average daily net assets. Chase Global Funds Services Company ("CGFSC") serves as Transfer Agent to the Fund and provides fund accounting and other services pursuant to a sub-administration agreement with MAS and receives compensation from MAS for these services.

D. DISTRIBUTOR: MAS Funds Distribution, Inc. ("MASDI" or the "Distributor"), a wholly owned subsidiary of the Adviser, is the distributor for the Fund. MASDI is a limited-purpose broker/dealer whose only function is to distribute open-end mutual fund shares.

E. CUSTODY: The Chase Manhattan Bank serves as custodian for the Fund in accordance with a custodian agreement.

F. TRUSTEES' FEES: The Fund pays each Trustee, who is not an interested person, as defined under the Investment Company Act of 1940, as amended, an annual fee plus reimbursement of travel and other expenses incurred in attending Board meetings. Trustees who are also affiliated persons receive no remuneration for their service as Trustee.

Each eligible Trustee of the Fund who is not an interested person, participates in the Trustees' Deferred Compensation Plan. Under the Trustees' Deferred Compensation Plan, such Trustees must defer at least 25% of their fees and may elect to defer payment up to 100% of their total fees earned as a Trustee of the Fund. These deferred amounts are invested in the Portfolios selected by the Trustee. Total Trustees fees incurred, for the year ended September 30, 2000 by the Portfolios were $135,000.

Expenses for the year ended September 30, 2000 include legal fees paid to Morgan, Lewis & Bockius, LLP. A partner of that firm is Assistant Secretary of the Fund.

G. PORTFOLIO INVESTMENT ACTIVITY:

1. PURCHASES AND SALES OF SECURITIES. For the year ended September 30, 2000, purchases and sales of investment securities other than temporary cash investments were:

                                                 (000)
                                         ----------------------
               Portfolio                 Purchases     Sales
               ---------                 ----------  ----------
Advisory Foreign Fixed Income            $       --  $      780
Advisory Foreign Fixed Income II                780          --
Advisory Mortgage                         5,485,064   9,140,275

2. FEDERAL INCOME TAX COST AND UNREALIZED APPRECIATION (DEPRECIATION). At September 30, 2000, cost, unrealized appreciation, unrealized depreciation and net unrealized appreciation (depreciation) of securities for Federal income tax purposes were:

                                               (000)
                        ----------------------------------------------------
      Portfolio            Cost       Appreciation   Depreciation     Net
      ---------         -----------   ------------   ------------   --------
Advisory Foreign
  Fixed Income          $     9,632     $    --        $ (1,192)    $ (1,192)
Advisory Foreign
  Fixed Income II             1,780          --             (61)         (61)
Advisory Mortgage        11,998,236      78,697         (93,462)     (14,765)

3. FORWARD FOREIGN CURRENCY CONTRACTS. Under the terms of the forward foreign currency contracts open at September 30, 2000, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios are obligated to deliver or

--------------------------------------------------------------------------------

                                                   NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

   receive currency in exchange for U.S. dollars as indicated in the following table:

                                         (000)
           -----------------------------------------------------------------
                                                                   Net
           Currency           In                                Unrealized
              to           Exchange   Settlement               Appreciation
           Deliver           For         Date       Value     (Depreciation)
           --------        --------   ----------   --------   --------------
ADVISORY FOREIGN FIXED INCOME
Sales:
EUR         2,430     US$   2,282      10/26/00    US$2,150       US$132
EUR         3,060           2,899      10/30/00       2,707          192
DKK         2,875             343       12/7/00         341            2
                                                              ----------
                                                                  US$326
                                                              ==========
ADVISORY FOREIGN FIXED INCOME II
Sales:
EUR           785     US$     737      10/26/00    US$  694       US$ 43
DKK           425              51       12/7/00          51           --
                                                              ----------
                                                                  US$ 43
                                                              ==========

              DKK  --   Danish Krone
              EUR  --   Euro
              US$  --   U.S. Dollar

4. FUTURES CONTRACTS. At September 30, 2000, the Portfolios had the following futures contracts open:

                                                                Unrealized
                          Number     Aggregate                 Appreciation
                            of       Face Value   Expiration  (Depreciation)
       Portfolio         Contracts     (000)         Date         (000)
       ---------         ---------   ----------   ----------  --------------
Purchases:
 ADVISORY FOREIGN
  FIXED INCOME
  5 yr. Euro BOLB             38      EUR 3,928     Dec-00      US$    25
                                                              ============
 ADVISORY FOREIGN
  FIXED INCOME II
  5 yr. Euro BOLB              6      EUR   620     Dec-00      US$     4
                                                              ============
Sales:
 ADVISORY MORTGAGE
  90 day Euro                 60      EUR 5,603     Dec-00              1

  U.S. Treasury 5 yr.
   Note                    3,300     US$ 80,337     Dec-00         (1,294)

  U.S. Treasury 10 yr.
   Note                      103     US$ 10,313     Dec-00            (76)

  U.S. Treasury Long
   Bond                   10,163     US$986,280     Dec-00         15,151
                                                              ------------
                                                                US$13,782
                                                              ============

              EUR  --   Euro
              US$  --   U.S. Dollar

5. SWAP AGREEMENTS. At September 30, 2000, the Advisory Mortgage Portfolio had the following open Interest Rate Swap Agreements:

                                                        Unrealized
    Notional                                           Appreciation
     Amount                                           (Depreciation)
      (000)                    Description                (000)
--------------------------------------------------------------------
ADVISORY MORTGAGE
    $290,000           Agreement with Salomon
                       Brothers terminating
                       February 10, 2030 to pay 3
                       month LIBOR monthly and to
                       receive fixed rate at 7.26%
                       semiannually.                     $ 9,802
    $222,000           Agreement with Goldman Sachs
                       terminating March 2, 2030 to
                       pay 3 month LIBOR quarterly
                       and to receive fixed rate at
                       7.36% semiannually.                10,523
    $ 60,125           Agreement with Goldman Sachs
                       terminating March 3, 2030 to
                       pay 3 month LIBOR monthly
                       and to receive fixed rate at
                       7.34% semiannually.                 2,655
    $120,900           Agreement with Salomon
                       Brothers terminating March
                       3, 2030 to pay 3 month LIBOR
                       quarterly and to receive
                       fixed rate at 7.29%
                       semiannually.                       4,649
    $106,000           Agreement with Goldman Sachs
                       terminating March 9, 2030 to
                       pay 3 month LIBOR quarterly
                       and to receive fixed rate at
                       7.31% semiannually.                 4,299
    $127,000           Agreement with Salomon
                       Brothers terminating March
                       13, 2030 to pay 3 LIBOR
                       quarterly and to receive
                       fixed rate at 7.27%
                       semiannually.                       4,617
                                                        ------------
                                                         $36,545
                                                        ============

LIBOR -- London Interbank Offer Rate

H. CAPITAL LOSS CARRY FORWARD. At September 30, 2000, the Advisory Mortgage Portfolio had $307,517,000 available for Federal income tax purposes unused capital losses, all of which will expire on September 30, 2008.

I. POST OCTOBER LOSSES. Under current tax law, certain capital and net foreign exchange losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended September 30, 2000, the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios may elect to defer capital losses

--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

occurring between November 1, 1999 and September 30, 2000 up to the amount of $70 and $101,268,000 respectively.

J. EXPENSE OFFSETS. The Portfolios have entered into an arrangement with their custodian whereby credits realized on uninvested cash balances were used to offset a portion of each applicable fund's expenses. For the period, expense offsets appearing in the Statement of Operations include custodian balance credits of $2,000 and $519,000 for the Advisory Foreign Fixed Income and Advisory Mortgage Portfolios.

K. OTHER. At September 30, 2000, the Advisory Foreign Fixed Income and Advisory Foreign Fixed Income II Portfolios had 3 and 4 unaffiliated record owners of 10% or greater, respectively. Investment activities of these shareholders could have a material impact on the Portfolios. These Portfolios and the aggregate percentage of such owners was as follows:

                                              Percentage
                Portfolios                   of Ownership
                ----------                   ------------
Advisory Foreign Fixed Income                  37.4%
Advisory Foreign Fixed Income II               53.2

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                                       26

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------
To the Board of Trustees and Shareholders of MAS Funds:

    We have audited the accompanying statement of net assets of the Advisory Foreign Fixed Income Portfolio, the Advisory Foreign Fixed Income II Portfolio, and the Advisory Mortgage Portfolio of the MAS Funds (hereafter referred to as the "Funds"), including the portfolio of investments, as of September 30, 2000, and the related statements of operations, changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The Funds' financial statements and financial highlights for the periods ended prior to September 30, 2000, were audited by other auditors whose report, dated November 19, 1999, expressed an unqualified opinion on those statements.

We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to provide reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of the securities owned at September 30, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of September 30, 2000, the results of its operations, the changes in its net assets and its financial highlights for the year then ended in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
Boston, Massachusetts
November 17, 2000

--------------------------------------------------------------------------------

FEDERAL INCOME TAX INFORMATION: (UNAUDITED)

For the year ended September 30, 2000*, the Advisory Foreign Fixed Income Portfolio, Advisory Foreign Fixed Income II Portfolio and the Advisory Mortgage Portfolio earned 19.3%, 10.9% and 11.0%, respectively, of income from direct U.S. Treasury Obligations.

* Amounts for the period ended December 31, 2000 will be provided with Form 1099-DIV, to be mailed in January 2001.

ADDITIONAL INFORMATION: (UNAUDITED) On July 14, 2000, the Fund's Trustees, upon the recommendation of the Audit Committee, accepted the resignation of PricewaterhouseCoopers LLP ("PWC") as the Fund's independent auditors and voted to appoint Deloitte & Touche LLP for the fiscal year ending September 30, 2000. PWC's report on the Fund's financial statements for the fiscal year ending September 30, 1999, contained no adverse opinion or disclaimer of opinion, nor was it qualified or modified as to uncertainty, audit scope, or accounting principles. Further, there were no disagreements between the Fund and PricewaterhouseCoopers LLP on accounting principles, financial statement disclosure or audit scope, which if not resolved to the satisfaction of PricewaterhouseCoopers LLP would have caused them to make reference to the disagreement in their report.

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                                       28

MAS FUNDS TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

The following is a list of the Trustees and the principal officers of the Fund and a brief statement of their present positions and principal occupations:

THOMAS L. BENNETT, CFA*
Chairman of the Board of Trustees; Managing Director, Morgan Stanley & Co. Incorporated; Member of the Morgan Stanley Dean Witter Investment Management Executive Committee; Portfolio Manager and Head of Fixed Income Investment Team, Miller Anderson & Sherrerd, LLP; Trustee, Haverford School.

THOMAS P. GERRITY
Trustee; Professor of Management, Director of the Electronic Commerce Forum, and formerly Dean, Wharton School of Business, University of Pennsylvania; Director, ICG-Commerce Inc., Investor Force Holdings; Sunoco; Fannie Mae; Reliance Group Holdings; CVS Corporation; Knight-Ridder, Inc.; Internet Capital Group; formerly Director, IKON Office Solutions, Inc., Fiserv, Digital Equipment Corporation and Union Carbide Corporation.

JOSEPH P. HEALY
Trustee; Headmaster, Ethical Culture Fieldston School; Trustee, Springside School; formerly Headmaster, Haverford School; Dean, Hobart College; Associate Dean, William & Mary College.

JOSEPH J. KEARNS
Trustee; Investment Consultant; Director, Electro Rent Corporation; Trustee, Southern California Edison Nuclear Decommissioning Trust; Director, The Ford Family Foundation; formerly, CFO of The J. Paul Getty Trust.

VINCENT R. MCLEAN
Trustee; Director, Legal and General America, Inc.; Director, Banner Life Insurance Co.; Director, William Penn Life Insurance Company of New York; formerly Executive Vice President, Chief Financial Officer, Director and Member of the Executive Committee of Sperry Corporation (now part of Unisys Corporation).

C. OSCAR MORONG, JR.
Trustee; Managing Director, Morong Capital Management; Director, CitiFunds, CitiSelect Folios and related portfolios; formerly Senior Vice President and Investment Manager for CREF, TIAA-CREF Investment Management, Inc.; Director, The Indonesia Fund and the Landmark Funds; Director, Ministers and Missionaries Benefit Board of American Baptist Churches.

JAMES H. SCOTT, CFA*
Trustee; Principal, Morgan Stanley & Co. Incorporated; Product Specialist, Core Equity Strategy, Miller Anderson & Sherrerd, LLP; formerly Vice President, Corporate Secretary and Assistant Treasurer for Texas Utilities Company.

LORRAINE TRUTEN, CFA
President, MAS Funds; Principal, Morgan Stanley & Co. Incorporated; Head of Mutual Fund Services, Miller Anderson & Sherrerd, LLP; President and Director, MAS Fund Distribution, Inc.

JAMES A. GALLO
Vice President and Treasurer, MAS Funds; Head of Fund Administration, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Vice President and Director of Investment Accounting, PFPC, Inc.

RICHARD J. SHOCH
Secretary, MAS Funds; Fund Administration Manager, Miller Anderson & Sherrerd, LLP; Vice President, Morgan Stanley & Co. Incorporated; formerly Counsel, Vice President and Assistant Secretary; SEI Corporation.

*Trustees Bennett & Scott are deemed to be "interested persons" of the Fund as that term is defined in the Investment Company Act of 1940, as amended.

 This report should be preceded or accompanied by a prospectus.

MAS Fund Distribution, Inc. serves as General Distribution Agent for MAS Funds.

Date of first use November 2000.

                                   [MAS LOGO]

                Morgan Stanley Dean Witter Investment Management
                        Miller Anderson & Sherrerd, LLP

                                One Tower Bridge
                        West Conshohocken, PA 19428-2899
       Investment Adviser: (610) 940-5000  --  MAS Funds: (800) 354-8185



                               Printed in U.S.A.

                       This Report has been prepared for
                     shareholders and may be distributed to
                  others only if preceded or accompanied by a
                              current prospectus.


                                                        927-advmas-1100